INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

13. INCOME TAXES

        In accordance with ASC Topic 740, Income Taxes, income taxes are recognized for the amount of taxes payable for the current year and for the impact of deferred tax liabilities and assets, which represent future tax consequences of events that have been recognized differently in the financial statements than for tax purposes. Deferred tax assets and liabilities are established using the enacted statutory tax rates and are adjusted for any changes in such rates in the period of change. During the six months ended June 30, 2009, tax expense and deferred tax assets and liabilities were estimated based on the Company operating as a business unit of Fifth Third Bank. The Successor Company was established as a C Corporation, which is subject to both federal and state taxation at a corporate level. Therefore, tax expense (benefit) and deferred tax assets and liabilities reflect such status.

        The following is a summary of applicable income taxes (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
Current income tax expense:
U.S. income taxes	$(1,462)	$5,364	$6,111	$32,484
State and local income taxes	2,638	2,435	1,662	3,492

Total current tax expense	1,176	7,799	7,773	35,976
Deferred income tax expense (benefit):
U.S. income taxes	30,997	4,261	(7,022)	852
State and local income taxes	136	(13,016)	(942)	63

Total deferred tax expense (benefit)	31,133	(8,755)	(7,964)	915

Applicable income tax expense (benefit)	$32,309	$(956)	$(191)	$36,891

        The deferred income tax benefit for state and local income taxes in 2010 is primarily related to the recording of a deferred income tax benefit for the reduction of the state and local tax rate on future reversal of deferred tax liabilities as a result of the relocation of the Company's headquarters to a lower tax jurisdiction. The deferred income tax benefit for federal taxes in 2009 is primarily related to the purchase of Vantiv Holding and Transactive and the capitalized transaction costs that were derived from the transaction.

        A reconciliation of the U.S. income tax rate and the Company's effective tax rate for all periods is provided below:

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
Federal statutory tax rate	35.0%	35.0%	35.0%	35.0%
Effect of conversion to partnership	—	—	—	(5.2)
State taxes—net of federal benefit	4.1	3.3	6.2	3.2
Change in state and local tax rates	(1.3)	(23.1)	—	—
Non-controlling interest	(11.0)	(16.9)	(48.7)	—
Decrease in partnership basis	—	—	6.2	—
Other—net	0.3	(0.1)	—	—

Effective tax rate	27.1%	(1.8)%	(1.3)%	33.0%

        Deferred income tax assets and liabilities are comprised of the following as of December 31 (in thousands):

	2011	2010
Deferred tax assets
Net operating losses	$34,919	$42,414
Employee benefits	11	491
Other assets	213	382
Partnership basis	—	7,380
Other accruals and reserves	831	1,518

Deferred tax assets	35,974	52,185

Deferred tax liabilities
Property and equipment	(629)	(306)
Goodwill and intangible assets	(27,014)	(25,050)
Partnership basis	(7,136)	—

Deferred tax liability	(34,779)	(25,356)

Deferred tax asset—net	$1,195	$26,829

        As part of the acquisition of NPC, the Company acquired federal and state tax loss carryforwards. As of December 31, 2011, the cumulative federal and state tax loss carryforwards were approximately $100.7 million and $6.2 million, respectively. Federal tax loss carryforwards will expire between 2024 and 2030, and state tax loss carryforwards will expire between 2012 and 2030.

        A provision for state and local income taxes has been recorded on the statements of income for the amounts of such taxes the Company is obligated to pay or amounts refundable to the Company. At December 31, 2011 and 2010, the Company recorded an income tax receivable of approximately $13.8 million and $2.9 million, respectively.

        The Company accounts for uncertainty in income taxes under ASC 740, Income Taxes. As of December 31, 2011 and 2010, the Company had no material uncertain tax positions. If a future liability does arise related to uncertainty in income taxes, the Company has elected an accounting policy to classify interest and penalties, if any, as income tax expense. Accordingly, a loss contingency is recognized when it is probable that a liability has been incurred as of the date of the financial statements and the amount of the loss can be reasonably estimated. Any amount recognized would be subject to estimate and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount recognized.